Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
NOTE 22.	SUBSEQUENT EVENTS

Subsequent to December 31, 2011, the Company issued a Private Placement Memorandum and commenced the sale of its common stock to accredited investors. As of April 12, 2012, the Company had sold 382,000 shares totaling $955,000 to accredited investors.